Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions
13.  Related Party Transactions
The Company provides pharmaceutical related services to facilities owned or managed by certain Class B Common Stock stockholders and non-controlling
interest holders, which are considered to be related parties. Revenues attributed to these facilities was $23,450 and $23,256 for the years ended December 31, 2023 and 2024, respectively.